Consolidated Income Statement - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Fee and other revenue
Investment services fees		$ 9,419,000,000		$ 8,843,000,000		$ 8,529,000,000
Investment management and performance fees		3,139,000,000		3,058,000,000		3,299,000,000
Foreign exchange revenue		688,000,000		631,000,000		822,000,000
Financing-related fees		216,000,000		192,000,000		175,000,000
Distribution and servicing fees		158,000,000		148,000,000		130,000,000
Total fee revenue		13,620,000,000		12,872,000,000		12,955,000,000
Investment and other income	[1]	687,000,000		480,000,000		70,000,000
Total fee and other revenue (a)	[1]	14,307,000,000		13,352,000,000		13,025,000,000
Net interest income
Interest income		25,607,000,000		20,648,000,000		7,118,000,000
Interest expense		21,295,000,000		16,303,000,000		3,614,000,000
Net interest income		4,312,000,000		4,345,000,000		3,504,000,000
Total revenue (a)	[1]	18,619,000,000		17,697,000,000		16,529,000,000
Provision for credit losses		70,000,000		119,000,000		39,000,000
Noninterest expense
Staff		7,130,000,000		7,095,000,000		6,800,000,000
Software and equipment		1,962,000,000		1,817,000,000		1,657,000,000
Professional, legal and other purchased services		1,503,000,000		1,527,000,000		1,527,000,000
Net occupancy		537,000,000		542,000,000		514,000,000
Sub-custodian and clearing		498,000,000		475,000,000		485,000,000
Distribution and servicing		361,000,000		353,000,000		343,000,000
Business development		188,000,000		183,000,000		152,000,000
Bank assessment charges		36,000,000		788,000,000		126,000,000
Goodwill impairment		0		0		680,000,000
Amortization of intangible assets		50,000,000		57,000,000		67,000,000
Other		436,000,000		458,000,000		659,000,000
Total noninterest expense		12,701,000,000		13,295,000,000		13,010,000,000
Income
Income before taxes	[1]	5,848,000,000		4,283,000,000		3,480,000,000
Provision for income taxes (a)	[1]	1,305,000,000		979,000,000		937,000,000
Net income (a)	[1]	4,543,000,000	[2]	3,304,000,000	[2],[3]	2,543,000,000	[4]
Net (income) loss attributable to noncontrolling interests related to consolidated investment management funds		(13,000,000)		(2,000,000)		13,000,000
Net income applicable to shareholders of The Bank of New York Mellon Corporation	[1],[4]	4,530,000,000		3,302,000,000		2,556,000,000
Preferred stock dividends		(194,000,000)		(235,000,000)		(211,000,000)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	[1]	4,336,000,000		3,067,000,000		2,345,000,000
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation (a)	[1]	4,336,000,000		3,067,000,000		2,345,000,000
Less: Earning allocated to participating securities, basic		0		0		0
Less: Earning allocated to participating securities, diluted		0		0		0
Net income applicable to common shareholders of The Bank of New York Mellon corporation after required adjustment for the calculation of basic earnings per common share		4,336,000,000		3,067,000,000		2,345,000,000
Net income applicable to common shareholders of The Bank of New York Mellon corporation after required adjustment for the calculation of diluted earnings per common share		$ 4,336,000,000		$ 3,067,000,000		$ 2,345,000,000
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)		742,588		784,069		811,068
Common stock equivalents (shares)		5,513		3,821		3,904
Less: Participating securities (shares)		0		(92)		(177)
Diluted (shares)		748,101		787,798		814,795
Anti-dilutive securities (shares)	[5]	288		1,334		3,142
Earnings per share applicable to common shareholders of The Bank of New York Mellon Corporation (a)
Basic (usd per share)	[6]	$ 5.84		$ 3.91		$ 2.89
Diluted (usd per share)	[6]	$ 5.80		$ 3.89		$ 2.88

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[4]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[5]	Represents restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[6]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.